BLACKROCK FUNDS III
LifePath Retirement Portfolio
LifePath 2020 Portfolio®
LifePath® 2025 Portfolio
LifePath 2030 Portfolio®
LifePath® 2035 Portfolio
LifePath 2040 Portfolio®
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LifePath® 2055 Portfolio

Supplement dated June 6, 2011 to the Statement of Additional Information, dated April 29, 2011

The section entitled “Management and Advisory Arrangements — Investment Adviser — Underlying Funds” of the Statement of Additional Information is amended to revise the disclosure of the advisory fee rates of Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio as follows:

The chart setting forth the advisory fees of the Underlying Funds found on page I-24 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Underlying Fund	Advisory Fee[1]

Active Stock Master Portfolio	0.25%	[2]
CoreAlpha Bond Master Portfolio	0.25%	[2]
iShares S&P MidCap 400 Index Fund	0.20%
iShares S&P SmallCap 600 Index Fund	0.20%
iShares Cohen & Steers Realty Majors Index Fund	0.35%
iShares MSCI Canada Index Fund	0.53%	[3]
iShares MSCI EAFE Index Fund	0.35%	[4]
iShares MSCI EAFE Small Cap Index Fund	0.40%
iShares MSCI Emerging Markets Index Fund	0.68%	[5]
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	0.48%
iShares Barclays TIPS Bond Fund	0.20%
BlackRock Cash Funds: Institutional	0.07%	[6]

[1]	BFA has contractually agreed to waive management fees and administration fees, if any, charged to each Master Portfolio in an amount equal to the management fees charged by BFA to the Underlying Fund through April 30, 2012. This waiver does not apply to the Underlying Funds that are not advised by BlackRock.
[2]	Effective June 1, 2011, for its investment advisory services to each of Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, BFA is entitled to receive a maximum annual management fee (as a percentage of average daily net assets) calculated as follows: 0.25% per annum of the first $1.0 billion of average daily net assets, plus 0.24% per annum of the average daily net assets exceeding $1.0 billion, up to and including $3.0 billion, plus 0.23% per annum of the average daily net assets exceeding $3.0 billion, up to and including $5.0 billion, plus 0.22% per annum of the average daily net assets exceeding $5.0 billion, up to and including $10.0 billion, plus 0.21% per annum of the average daily net assets in excess of $10.0 billion.
[3]	For its investment advisory services BFA is entitled to receive a management fee from iShares MSCI Canada Index Fund corresponding to iShares MSCI Canada Index Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Ireland Capped Investable Market Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI New Zealand Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund. The aggregate management fee is calculated as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.
[4]	For its investment advisory services to the iShares MSCI EAFE Index Fund, BFA is entitled to receive a management fee from iShares MSCI EAFE Index Fund corresponding to iShares MSCI EAFE Index Fund’s allocable portion of an aggregate management fee based on the average daily net assets of the following iShares funds: iShares MSCI ACWI ex US Index Fund, iShares MSCI ACWI Index Fund and iShares MSCI EAFE Index Fund. The aggregate management fee is calculated as follows: 0.35% per annum of the aggregate net assets less than or equal to $30 billion, plus 0.32% per annum of the aggregate net assets over $30.0 billion, up to and including $60.0 billion, plus 0.28% per annum of the aggregate net assets in excess of $60 billion.

[5]	For its investment advisory services BFA is entitled to receive a management fee from iShares MSCI Emerging Markets Index Fund corresponding to iShares MSCI Emerging Markets Index Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Ireland Capped Investable Market Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI New Zealand Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund. The aggregate management fee is calculated as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.
[6]	The management fee for the BlackRock Cash Funds: Institutional is 0.10%, however BFA has contractually agreed to waive a portion of its management fee through April 30, 2012. After giving effect to such contractual waiver, the management fee will be 0.07%.

Shareholders should retain this Supplement for future reference.

Code: SAI-LP-0611SUP